Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Volume of Activity — The following table presents the Company's maximum notional (in millions) over the remaining contractual period by type of derivative as of December 31, 2022, regardless of whether they are in qualifying hedging relationships, and the dates through which the maturities for each type of derivative range:

Interest Rate and Foreign Currency Derivatives	Maximum Notional Translated to USD	Latest Maturity
Interest rate (LIBOR, SOFR and EURIBOR)	$6,040	2059
Cross-currency swaps (Brazilian Reais)	293	2034
Foreign currency:
Euro	198	2025
Chilean peso	167	2025
Colombian peso	57	2024
Brazilian real	32	2024
Argentine peso	5	2026

Commodity Derivatives	Maximum Notional	Latest Maturity
Natural Gas (in MMBtu)	71	2030
Power (in MWhs)	15	2040
Coal (in Tons or Metric Tonnes)	6	2027
Accounting and Reporting — Assets and Liabilities — The following tables present the fair value of assets and liabilities related to the Company's derivative instruments as of the periods indicated (in millions):

Fair Value	December 31, 2022			December 31, 2021
Assets	Designated	Not Designated	Total	Designated	Not Designated	Total
Interest rate derivatives	$313	$1	$314	$53	$—	$53
Cross-currency derivatives	—	—	—	5	—	5
Foreign currency derivatives	27	59	86	28	109	137
Commodity derivatives	—	245	245	6	32	38
Total assets	$340	$305	$645	$92	$141	$233
Liabilities
Interest rate derivatives	$6	$—	$6	$288	$6	$294
Cross-currency derivatives	42	—	42	11	—	11
Foreign currency derivatives	9	11	20	23	12	35
Commodity derivatives	59	347	406	11	33	44
Total liabilities	$116	$358	$474	$333	$51	$384

	December 31, 2022		December 31, 2021
Fair Value	Assets	Liabilities	Assets	Liabilities
Current	$271	$168	$85	$83
Noncurrent	374	306	148	301
Total	$645	$474	$233	$384

Credit Risk-Related Contingent Features	December 31, 2022	December 31, 2021
Present value of liabilities subject to collateralization	$104	$—
Cash collateral held by third parties or in escrow	42	—
Earnings and Other Comprehensive Income (Loss) — The following table presents the pre-tax gains (losses) recognized in AOCL and earnings related to all derivative instruments for the periods indicated (in millions):

	Years Ended December 31,
	2022	2021	2020
Cash flow hedges
Gains (losses) recognized in AOCL
Interest rate derivatives	$869	$51	$(511)
Cross-currency derivatives	—	(11)	3
Foreign currency derivatives	17	(34)	25
Commodity derivatives	16	(1)	5
Total	$902	$5	$(478)
Gains (losses) reclassified from AOCL to earnings
Interest rate derivatives	$(72)	$(419)	$(75)
Cross-currency derivatives	—	(15)	(5)
Foreign currency derivatives	2	(62)	(9)
Commodity derivatives	2	4	(2)
Total	$(68)	$(492)	$(91)
Gains (Losses) on fair value hedging relationship
Cross Currency contracts
Derivatives designated as hedging instruments	$(35)	$(6)	$—
Hedged items	26	4	—
Total	$(9)	$(2)	$—
Loss reclassified from AOCL to earnings due to impairment of assets	$(16)	$—	$(14)
Gain reclassified from AOCL to earnings due to discontinuance of hedge accounting	$26	$—	$—
Gain (losses) recognized in earnings related to
Not designated as hedging instruments:
Interest rate derivatives	$4	$105	$(1)
Foreign currency derivatives	21	29	68
Commodity derivatives and other	(43)	(28)	(68)
Total	$(18)	$106	$(1)
AOCL is expected to decrease pre-tax income from continuing operations for the twelve months ended December 31, 2023 by $13 million, primarily due to interest rate and commodity derivatives.